Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Large Cap Growth Opportunity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 29,448	$ 25,760	$ 19,354	$ 22,976	$ 22,356	$ 14,818	$ 13,051	$ 12,526	$ 10,130	$ 8,382	$ 9,425
Columbia Large Cap Growth Opportunity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 32,046	27,964	20,950	24,806	24,086	15,915	13,990	13,387	10,802	8,913	10,000
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 32,272	28,136	21,081	24,951	24,204	15,984	14,044	13,426	10,824	8,928	10,000
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 32,163	28,040	20,977	24,832	24,076	15,895	13,954	13,339	10,748	8,893	10,000
Columbia Large Cap Growth Opportunity Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 30,471	26,726	20,133	23,961	23,376	15,524	13,713	13,186	10,695	8,871	10,000
Columbia Large Cap Growth Opportunity Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 31,276	27,331	20,534	24,377	23,720	15,721	13,847	13,290	10,748	8,893	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000®Index
Account Value	$ 33,072	28,001	21,570	23,498	20,663	15,388	14,271	13,593	11,648	9,279	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 44,136	$ 36,858	$ 25,257	$ 29,145	$ 25,895	$ 17,951	$ 15,595	$ 14,627	$ 11,598	$ 9,495	$ 10,000